Discontinued Operations - Disposal Groups, Including Discontinued Operations - Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income (expense):
Income (loss) from discontinued operations, net of tax	$ 0	$ 8,725	$ (605)
Net (loss) income from discontinued operations attributable to non-controlling interests	0	(33)	33
Net income (loss) from discontinued operations attributable to ordinary shareholders	$ 0	8,758	(638)
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		29,115	1,808
Cost of revenue		25,045	1,118
Gross profit		4,070	690
Operating expenses:
General and administrative		4,558	1,255
Research and development		0	41
Sales and marketing		457	12
Total operating expenses		5,015	1,308
Operating (loss) profit from discontinued operations		(945)	(618)
Other income (expense):
Interest expense		(43)	(3)
Gain on disposition of GEH Singapore		9,255	0
Other income (expense)		439	(3)
Total other income (expense)		9,651	(6)
Income (loss) from discontinued operations, before income taxes		8,706	(624)
Income tax benefit		19	19
Income (loss) from discontinued operations, net of tax		8,725	(605)
Net (loss) income from discontinued operations attributable to non-controlling interests		(33)	33
Net income (loss) from discontinued operations attributable to ordinary shareholders		8,758	(638)
Discontinued Operations | GEH Singapore
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		29,115	1,808
Cost of revenue		25,045	1,237
Gross profit		4,070	571
Operating expenses:
General and administrative		4,494	355
Research and development		0	0
Sales and marketing		457	11
Total operating expenses		4,951	366
Operating (loss) profit from discontinued operations		(881)	205
Other income (expense):
Interest expense		(43)	(3)
Gain on disposition of GEH Singapore		9,255	0
Other income (expense)		439	(3)
Total other income (expense)		9,651	(6)
Income (loss) from discontinued operations, before income taxes		8,770	199
Income tax benefit		19	19
Income (loss) from discontinued operations, net of tax		8,789	218
Net (loss) income from discontinued operations attributable to non-controlling interests		(33)	33
Net income (loss) from discontinued operations attributable to ordinary shareholders		8,822	185
Discontinued Operations | Edmodo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		0	0
Cost of revenue		0
Cost of revenue			(119)
Gross profit		0	119
Operating expenses:
General and administrative		64	900
Research and development		0	41
Sales and marketing		0	1
Total operating expenses		64	942
Operating (loss) profit from discontinued operations		(64)	(823)
Other income (expense):
Interest expense		0	0
Gain on disposition of GEH Singapore		0	0
Other income (expense)		0	0
Total other income (expense)		0	0
Income (loss) from discontinued operations, before income taxes		(64)	(823)
Income tax benefit		0	0
Income (loss) from discontinued operations, net of tax		(64)	(823)
Net (loss) income from discontinued operations attributable to non-controlling interests		0	0
Net income (loss) from discontinued operations attributable to ordinary shareholders		$ (64)	$ (823)